Segment Information About the Company's Operation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 65,171	$ 62,464	$ 60,614	$ 54,253	$ 51,127	$ 38,608	$ 37,742	$ 37,428	$ 242,502	$ 162,205	$ 78,402
Voyage expenses									549	429	(45)
Vessel operating costs									(105,475)	(86,664)	(68,832)
Charterhire expense									(4,176)	(5,392)	(17,356)
Charterhire termination									0	0	10,000
Vessel depreciation									56,607	48,510	36,562
General and administrative expense									32,385	29,081	33,995
Gain (Loss) on sale of assets										17,701	12,433
Interest income									1,107	1,100	933
Gain (Loss) on Investments									(7,178)
Foreign exchange loss									68	292	116
Financial expense									(49,869)	(34,962)	(24,921)
Net Income (Loss) Attributable to Parent	$ (7,373)	$ (353)	$ 800	$ (5,772)	$ (1,068)	$ (10,674)	$ (13,418)	$ (34,564)	(12,698)	(59,726)	(124,835)
Kamsarmax pool
Segment Reporting Information [Line Items]
Revenues									87,305	67,825	31,684
Voyage expenses									219	300	(81)
Vessel operating costs									(34,255)	(35,336)	(27,083)
Charterhire expense									(422)	(4,417)	(12,323)
Charterhire termination											2,500
Vessel depreciation									19,320	18,713	14,522
General and administrative expense									2,069	1,916	1,718
Gain (Loss) on sale of assets										17,701	11,557
Interest income
Gain (Loss) on Investments
Foreign exchange loss
Financial expense
Net Income (Loss) Attributable to Parent									31,020	(10,558)	(37,938)
Ultramax pool
Segment Reporting Information [Line Items]
Revenues									155,197	94,380	46,718
Voyage expenses									330	129	36
Vessel operating costs									(71,220)	(51,445)	(41,749)
Charterhire expense									(3,754)	(975)	(5,033)
Charterhire termination											7,500
Vessel depreciation									37,287	29,797	22,040
General and administrative expense									4,344	3,389	2,725
Gain (Loss) on sale of assets											(130)
Interest income
Gain (Loss) on Investments
Foreign exchange loss
Financial expense
Net Income (Loss) Attributable to Parent									38,262	8,645	(32,235)
Corporate Segment
Segment Reporting Information [Line Items]
Revenues
Voyage expenses
Vessel operating costs										117
Charterhire expense
Charterhire termination
Vessel depreciation
General and administrative expense									25,972	23,776	29,552
Gain (Loss) on sale of assets											1,006
Interest income									1,107	1,100	933
Gain (Loss) on Investments									(7,178)
Foreign exchange loss									68	292	116
Financial expense									(49,869)	(34,962)	(24,921)
Net Income (Loss) Attributable to Parent									$ (81,980)	$ (57,813)	$ (54,662)